FAIR VALUE MEASUREMENT (Details 2) (Foreign exchange forward contracts, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Foreign exchange forward contracts
Summary of changes in Level 3 foreign exchange forward contracts
Beginning balance	$ (13,478,691)	$ 596,251
Total gain or losses (realized/unrealized)
Included in earnings		(13,478,691)	596,251
Settlements	13,478,691	(596,251)
Ending balance		(13,478,691)	596,251
The amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at the reporting date		$ (13,478,691)	$ 596,251